Equity Based Compensation (Disclosure of Share-based Compensation Shares Authorized under Stock Option Plans by Exercise Price Range) (Details) (USD $)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 49.63	$ 46.30	$ 41.91
Options, Grants in Period, Weighted Average Exercise Price	$ 58.77	$ 56.65	$ 59.74
Options, Exercises in Period, Weighted Average Exercise Price	$ 44.89	$ 29.96	$ 35.26
Options, Forfeitures in Period, Weighted Average Exercise Price	$ 53.85	$ 52.89	$ 45.50
Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 52.77	$ 49.63	$ 46.30
Options, Exercisable, Weighted Average Exercise Price	$ 50.64
Options, Outstanding, Intrinsic Value	$ 20.1
Options, Exercisable, Intrinsic Value	$ 18.1
Options Outstanding	3,351,260,000
Options Outstanding, Weighted-Average Remaining Contractual Life	6 years 4 months 15 days
Options Outstanding, Weighted Average Exercise Price	$ 52.77
Options Exercisable	2,228,677,000
Options Exercisable, Weighted-Average Exercise Price	$ 50.64
$25.00 - $34.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	430,897,000
Options Outstanding, Weighted-Average Remaining Contractual Life	5 years
Options Outstanding, Weighted Average Exercise Price	$ 32.20
Options Exercisable	430,897,000
Options Exercisable, Weighted-Average Exercise Price	$ 32.20
Exercise Price Range, Lower Range Limit	$ 25.00
Exercise Price Range, Upper Range Limit	$ 34.99
$35.00 - $44.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	726,000
Options Outstanding, Weighted-Average Remaining Contractual Life	0 years
Options Outstanding, Weighted Average Exercise Price	$ 39.61
Options Exercisable	726,000
Options Exercisable, Weighted-Average Exercise Price	$ 39.61
Exercise Price Range, Lower Range Limit	$ 35.00
Exercise Price Range, Upper Range Limit	$ 44.99
$45.00 - $54.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	621,030,000
Options Outstanding, Weighted-Average Remaining Contractual Life	4 years 6 months
Options Outstanding, Weighted Average Exercise Price	$ 47.20
Options Exercisable	498,191,000
Options Exercisable, Weighted-Average Exercise Price	$ 47.25
Exercise Price Range, Lower Range Limit	$ 45.00
Exercise Price Range, Upper Range Limit	$ 54.99
$55.00 plus [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	2,298,607,000
Options Outstanding, Weighted-Average Remaining Contractual Life	7 years 2 months 15 days
Options Outstanding, Weighted Average Exercise Price	$ 58.13
Options Exercisable	1,298,863,000
Options Exercisable, Weighted-Average Exercise Price	$ 58.07
Exercise Price Range, Lower Range Limit	$ 55.00
Restricted Stock Units (RSUs) [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Number, Beginning Balance	705,330	755,666	701,542
Options, Grants in Period, Net of Forfeitures	261,322	257,679	222,580
Options, Expirations in Period	224,377	282,035	146,638
Options, Forfeitures in Period	29,934	25,980	21,818
Outstanding, Number, Ending Balance	712,341	705,330	755,666
Stock Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Number, Beginning Balance	3,454,395,000	3,106,880,000	3,382,316,000
Options, Grants in Period, Net of Forfeitures	748,577,000	685,331,000	503,259,000
Options, Expirations in Period	811,684,000	287,485,000	736,452,000
Options, Forfeitures in Period	40,028,000	50,331,000	42,243,000
Outstanding, Number, Ending Balance	3,351,260,000	3,454,395,000	3,106,880,000
Options, Exercisable, Number	2,228,677,000